CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
19.	CASH AND CASH EQUIVALENTS

	December 31, 2021 US$’000	December 31, 2020 US$’000
Cash at bank and in hand	22,790	24,209
Short-term deposits	3,120	3,118

Cash and cash equivalents	25,910	27,327